Segment information - Major customers (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of major customers [line items]
Collaboration revenues	€ 417,681	€ 470,093	€ 478,051
Revenues by major customers
Disclosure of major customers [line items]
Collaboration revenues	€ 415,637	€ 470,049	€ 477,978
Percentage of entity's collaboration revenue	100	100	100
United States of America
Disclosure of major customers [line items]
Collaboration revenues	€ 414,129	€ 467,978	€ 472,445
United States of America | Gilead
Disclosure of major customers [line items]
Collaboration revenues	€ 414,129	€ 467,978	€ 472,445
Percentage of entity's collaboration revenue	100	100	99
Europe
Disclosure of major customers [line items]
Collaboration revenues	€ 3,552	€ 2,114	€ 5,605
Europe | Gilead
Disclosure of major customers [line items]
Collaboration revenues	€ 1,452	€ 2,071	€ 1,460
Percentage of entity's collaboration revenue	0	0	0
Europe | AbbVie [member]
Disclosure of major customers [line items]
Collaboration revenues			€ (52)
Percentage of entity's collaboration revenue	0	0	0
Europe | Novartis
Disclosure of major customers [line items]
Collaboration revenues	€ 56		€ 4,125
Percentage of entity's collaboration revenue	0	0	1